Prepayments and Other Assets, Net	6 Months Ended
Jun. 30, 2026
Prepayments and Other Assets, Net [Abstract]
Prepayments and other assets, net
7.	Prepayments and other assets, net

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Security deposits with real estate developers, net (Note(a))	17,801	16,433
Rental and other deposits, net (Note (b))	2,329	2,188
Other receivables, net (Note (c))	62,476	74,130
Prepayments and other assets, net	82,606	92,751

(a) Security deposits with real estate developers, net

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Security deposits with real estate developers	50,465	50,369
Less: allowance for credit losses	(32,664)	(33,936)
Security deposits with real estate developers, net	17,801	16,433

The allowance for credit losses provided against the deposits under Exclusive Sales Contract without Sales Commitment Arrangement (Note 1(c)) which were considered not recoverable was RMB32,664 and RMB33,936 as of December 31, 2025 and June 30, 2026, respectively.

The following table sets forth the movement in the allowance for credit losses of security deposits with real estate developers for the six months ended June 30, 2025 and 2026:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Balance at the beginning of the period	32,035	32,664
Provision of allowance for credit losses	500	1,452
Receivables written off for the period	(500)	(180)
Balance at the end of the period	32,035	33,936

(b) Rental and other deposits, net

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Rental and other deposits	6,288	6,147
Less: allowance for credit losses	(3,959)	(3,959)
Rental and other deposits, net	2,329	2,188

The allowance of credit losses against rental and other deposits which were considered not recoverable was RMB3,959 as of both December 31, 2025 and June 30, 2026.

The following table sets forth the movement in the allowance for credit losses of rental and other deposits for the six months ended June 30, 2025 and 2026:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Balance as of June 30, 2025 and 2026	3,959	3,959

(c) Other receivables, net

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Other receivables	72,979	84,633
Less: allowance for credit losses	(10,503)	(10,503)
Other receivables, net	62,476	74,130

The allowance of credit losses against other receivables which were considered not recoverable was RMB10,503 as of both December 31, 2025 and June 30, 2026.

The following table sets forth the movement in the allowance for credit losses of other receivables for the six months ended June 30, 2025 and 2026:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Balance at the beginning of the period	20,416	10,503
Provision of allowance for credit losses	3,875	—
Receivables written off for the period	(14,789)	—
Balance at the end of the period	9,502	10,503